Appendix IV (Tables)	12 Months Ended
Dec. 31, 2019
APPENDIX IV
Schedule of movement of rights of use

	Balance at					Translation	Balance at
	12/31/2018	Additions	Business combinations	Transfers	Disposals	differences	12/31/2019
Land and buildings	—	728,246	—	381	(531)	6,750	734,846
Machinery	—	1,957	—	4,209	—	1	6,167
Computer equipment	—	3,324	—	3,156	(4)	28	6,504
Vehicles	—	14,346	—	20	(371)	35	14,030

Total cost of rights of use	—	747,873	—	7,766	(906)	6,814	761,547
Accum. amort. of land and buildings	—	(49,786)	—	—	287	58	(49,441)
Accum. amort of machinery	—	(1,768)	—	69	—	1	(1,698)
Accum. amort. of computer equipment	—	(2,204)	—	21	3	—	(2,180)
Accum. amort. of vehicles	—	(4,613)	—	—	231	12	(4,370)

Total accum. amort of rights of use	—	(58,371)	—	90	521	71	(57,689)
Carrying amount of rights of use	—	689,502	—	7,856	(385)	6,885	703,858